Parent Company Only Condensed Financial Information - Summary of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Condensed Statement Of Comprehensive Income [Line Items]
General and administrative expenses	¥ 161,816	$ 23,243	¥ 46,177	¥ 41,877
Operating Income (Loss)	1,639	235	24,792	(100,301)
Other expense
Unrealized exchange loss	362	52	(354)	36
Loss before income tax, and share of loss of subsidiaries and VIEs	15,205	2,184	1,896	(97,628)
Share of (loss)/earnings of subsidiaries and VIEs	(180)	(26)	1,310	989
Net (loss)/profit	14,902	2,141	3,152	(97,173)
Redeemable preferred shares redemption value accretion	32,854	4,719	29,118	26,474
Net loss attributable to common shareholders	(25,383)	(3,645)	(27,524)	(75,713)
Foreign currency translation adjustment, net of tax	140	20	327	(37)
Total comprehensive (loss)/income	15,021	2,158	3,447	(97,149)
Parent Company [Member]
Condensed Statement Of Comprehensive Income [Line Items]
General and administrative expenses	(521)	(75)	(50)
Operating Income (Loss)	(521)	(75)	(50)
Other expense
Interest expense			(26,249)
Unrealized exchange loss	(97)	(14)	(325)
Loss before income tax, and share of loss of subsidiaries and VIEs	(618)	(89)	(26,624)
Share of (loss)/earnings of subsidiaries and VIEs	15,520	2,229	29,776	(97,173)
Net (loss)/profit	14,902	2,140	3,152	¥ (97,173)
Redeemable preferred shares redemption value accretion	(32,854)	(4,719)	(29,118)
Allocation to redeemable preferred shares	(7,431)		(1,558)		$ (1,067)
Net loss attributable to common shareholders	(25,383)	(3,646)	(27,524)
Foreign currency translation adjustment, net of tax	119	17	295
Total comprehensive (loss)/income	¥ 15,021	$ 2,157	¥ 3,447